Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued legal and professional fees	$ 6,935	$ 6,825
Accrued marketing	3,516	3,405
Accrued rent and service costs	918	2,031
Accrued sale commissions, rebates and discounts	3,704	2,517
Other accrued expenses	9,738	8,594
Cash settlement payable to the former owners of TuneUp	1,486	3,374
Deferred purchase consideration	3,288
Contingent purchase consideration	1,984	2,041
Total accrued expenses and other current liabilities	$ 31,569	$ 28,787